Financial instruments (Details) - Schedule of debt weighted average - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debentures and promissory notes
Current assets	R$ 27	R$ 4
Non-current assets	155	28
Current liabilities	1,260	613
Non-current liabilities	R$ 11,331	7,420
Debentures and Promissory Notes [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.46% per year
Total current	R$ 454	194
Debentures and promissory notes
Weighted average rate	CDI + 1.44% per year
Total non-current	R$ 10,669	6,329
Derivative Financial Instruments [Member]
Debentures and promissory notes
Total non-current	11,176	7,392
Total	12,409	8,001
Debentures and Promissory Notes [Member] | Borrowing Costs [Member]
Debentures and promissory notes
Total current	(23)	(14)
Debentures and promissory notes
Total non-current	(75)	(63)
Debentures and Promissory Notes [Member] | Total Debentures and Promissory Notes [Member]
Debentures and promissory notes
Total current	431	180
Debentures and promissory notes
Total non-current	10,594	6,266
Borrowings and Financing in Domestic Currency [Member] | Borrowing Costs [Member]
Debentures and promissory notes
Total current	R$ (4)	(4)
Borrowings and Financing in Domestic Currency [Member] | Working Capital [Member]
Debentures and promissory notes
Weighted average rate	TR + 9.80%
Total current	R$ 12	14
Borrowings and Financing in Domestic Currency [Member] | Working Capital One [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.15% per year
Total current	R$ 523	419
Borrowings and Financing in Domestic Currency [Member] | Total Domestic Currency [Member]
Debentures and promissory notes
Total current	R$ 531	429
In Foreign Currency [Member] | Working Capital [Member]
Debentures and promissory notes
Weighted average rate	USD + 1.06% per year
Total current	R$ 262	1
In Foreign Currency [Member] | Total Foreign Currency [Member]
Debentures and promissory notes
Total current	262	1
In Foreign Currency [Member] | Total of Borrowings and Financing [Member]
Debentures and promissory notes
Total current	793	430
Derivative Financial Instruments [Member]
Debentures and promissory notes
Total current	R$ 1,233	609
Derivative Financial Instruments [Member] | Swap Contracts [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.84% per year
Total current	R$ (27)	(4)
Derivative Financial Instruments [Member] | Swap Contracts One [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.35% per year
Total current	R$ 36	3
Derivative Financial Instruments [Member] | Total Derivative Financial Instruments [Member]
Debentures and promissory notes
Total current	R$ 9	(1)
Working Capital [Member] | Borrowings and Financing in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	TR + 9.80%
Total non-current	R$ 39	47
Working Capital [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Weighted average rate	USD + 1.06% per year
Total non-current		279
Working Capital One [Member] | Borrowings and Financing in Domestic Currency [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.84% per year
Total non-current	R$ 700	800
Borrowing Costs [Member] | Borrowings and Financing in Domestic Currency [Member]
Debentures and promissory notes
Total non-current	(2)	(5)
Total Domestic Currency [Member] | Borrowings and Financing in Domestic Currency [Member]
Debentures and promissory notes
Total non-current	737	842
Total Foreign Currency [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Total non-current		279
Total of Borrowings and Financing [Member] | In Foreign Currency [Member]
Debentures and promissory notes
Total non-current	R$ 737	1,121
Swap Contracts [Member] | Derivative Financial Instruments [Member]
Debentures and promissory notes
Weighted average rate	CDI + 0.84% per year
Total non-current	R$ (155)	(28)
Swap Contracts One [Member] | Derivative Financial Instruments [Member]
Debentures and promissory notes
Weighted average rate	CDI + 1.35% per year
Total non-current		33
Total Derivative Financial Instruments [Member] | Derivative Financial Instruments [Member]
Debentures and promissory notes
Total non-current	R$ (155)	R$ 5